UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


TRUE BEARING ASSET MANAGEMENT LP
601 Montgomery Street, Suite 710
San Francisco, CA  94111

Form 13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth Heller
Title:   Managing Member of True Bearing Holdings LLC,
         the general partner
Phone:   415/658-8720

Signature, Place and Date of Signing:


    /s/ Kenneth Heller            San Francisco, CA          May 14, 2009
---------------------------    -----------------------    ------------------
        [Signature]                  [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       104

Form 13F Information Table Value Total:    78,195 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE - FIRST QUARTER 2009
TRUE BEARING ASSET MANAGEMENT LP


                                       TITLE
                                        OF                 VALUE     SHARES/   SH/ PUT/ INVSMT OTHER    VOTING AUTHORITY
        NAME OF ISSUER                 CLASS     CUSIP    x($1000)   PRN AMT   PRN CALL DSCRTN MGRS    SOLE  SHARED  NONE
=========================================================================================================================

ACCELRYS INC                            COMM   00430U103      945    237,526   SH        Sole       237,526
ADOBE SYS INC COM                       COMM   00724F101      987     46,149   SH        Sole        46,149
ADTRAN INC COM                          COMM   00738A106    1,203     74,236   SH        Sole        74,236
ADVISORY BRD CO COM                     COMM   00762W107      760     45,831   SH        Sole        45,831
ALLIED HEALTHCARE INTL INC COM          COMM   01923A109      331    260,647   SH        Sole       260,647
ALLION HEALTHCARE INC COM               COMM   019615103      923    200,682   SH        Sole       200,682
ALMOST FAMILY INC COM                   COMM   020409108      573     30,000   SH        Sole        30,000
AMERICAN EAGLE OUTFITTERS NEW COM       COMM   02553E106      373     30,481   SH        Sole        30,481
AMERICAN PAC CORP COM                   COMM   028740108      424     81,797   SH        Sole        81,797
AMTECH SYS INC COM PAR $0.01N           COMM   032332504      341    105,948   SH        Sole       105,948
ANNTAYLOR STORES CORP COM               COMM   036115103    1,357    260,940   SH        Sole       260,940
AUTODESK INC COM                        COMM   052769106    1,009     59,995   SH        Sole        59,995
AVON PRODS INC COM                      COMM   054303102      829     43,107   SH        Sole        43,107
BANK OF AMERICA CORPORATION COM         COMM   060505104      682    100,000   SH        Sole       100,000
BERKSHIRE HATHAWAY INC DEL CL B         COMM   084670207    1,128        400   SH        Sole           400
BIOSCRIP INC COM                        COMM   09069N108      655    280,066   SH        Sole       280,066
BLUE COAT SYSTEMS INC COM NEW           COMM   09534T508      744     61,911   SH        Sole        61,911
CAREER EDUCATION CORP COM               COMM   141665109    1,838     76,696   SH        Sole        76,696
CARLISLE COS INC COM                    COMM   142339100      262     13,356   SH        Sole        13,356
CEC ENTMT INC COM                       COMM   125137109      652     25,200   SH        Sole        25,200
CHEESECAKE FACTORY INC COM              COMM   163072101    1,009     88,094   SH        Sole        88,094
CHILDRENS PL RETAIL STORES INC COM      COMM   168905107    1,302     59,461   SH        Sole        59,461
COCA COLA CO COM                        COMM   191216100    1,260     28,659   SH        Sole        28,659
CRANE CO COM                            COMM   224399105      668     39,600   SH        Sole        39,600
CROWN HOLDINGS INC COM                  COMM   228368106      603     26,520   SH        Sole        26,520
DELL INC COM                            COMM   24702R101      379     40,000   SH        Sole        40,000
DIGITAL RIV INC COM                     COMM   25388B104    1,638     54,942   SH        Sole        54,942
DISNEY WALT CO COM DISNEY               COMM   254687106      193     10,607   SH        Sole        10,607
DRUGSTORE COM INC COM                   COMM   262241102      344    293,984   SH        Sole       293,984
DXP ENTERPRISES INC NEW COM NEW         COMM   233377407      969     93,765   SH        Sole        93,765
EBAY INC COM                            COMM   278642103      931     74,108   SH        Sole        74,108
EL PASO CORP COM                        COMM   28336L109      584     93,437   SH        Sole        93,437
EXACTECH INC COM                        COMM   30064E109      662     57,618   SH        Sole        57,618
EXPEDITORS INTL WASH INC COM            COMM   302130109    1,153     40,756   SH        Sole        40,756
EXPONENT INC COM                        COMM   30214U102    1,204     47,544   SH        Sole        47,544
FINISH LINE INC CL A                    COMM   317923100      298     45,000   SH        Sole        45,000
FLOW INTL CORP COM                      COMM   343468104      335    206,856   SH        Sole       206,856
FOOT LOCKER INC COM                     COMM   344849104      740     70,577   SH        Sole        70,577
GLOBAL INDS LTD COM                     COMM   379336100      319     83,066   SH        Sole        83,066
GRAHAM CORP COM                         COMM   384556106      328     36,550   SH        Sole        36,550
HACKETT GROUP INC COM                   COMM   404609109      487    241,049   SH        Sole       241,049
HANGER ORTHOPEDIC GROUP INC COM NEW     COMM   41043F208      567     42,814   SH        Sole        42,814
HEALTHSOUTH CORP COM NEW                COMM   421924309      719     81,004   SH        Sole        81,004
HEALTHTRONICS INC COM                   COMM   42222L107      348    258,004   SH        Sole       258,004
HILL INTERNATIONAL INC COM              COMM   431466101       97     31,900   SH        Sole        31,900
HONEYWELL INTL INC COM                  COMM   438516106      571     20,478   SH        Sole        20,478
HOT TOPIC INC COM                       COMM   441339108    1,144    102,243   SH        Sole       102,243
ICT GROUP INC COM                       COMM   44929Y101      109     19,563   SH        Sole        19,563
INTEGRAMED AMER INC COM NEW             COMM   45810N302      567     93,179   SH        Sole        93,179
INTEL CORP COM                          COMM   458140100    1,563    103,991   SH        Sole       103,991
INTERNATIONAL GAME TECHNOLOGY COM       COMM   459902102      882     95,652   SH        Sole        95,652
J2 GLOBAL COMMUNICATIONS INC COM NEW    COMM   46626E205    1,580     72,167   SH        Sole        72,167
JACK IN THE BOX INC COM                 COMM   466367109      714     30,667   SH        Sole        30,667
JOHNSON & JOHNSON COM                   COMM   478160104      644     12,239   SH        Sole        12,239
JPMORGAN CHASE & CO COM                 COMM   46625H100      324     12,200   SH        Sole        12,200
KAMAN CORP COM                          COMM   483548103      764     60,896   SH        Sole        60,896
KANSAS CITY SOUTHERN COM NEW            COMM   485170302      191     15,000   SH        Sole        15,000
KBR INC COM                             COMM   48242W106      573     41,477   SH        Sole        41,477
KEY ENERGY SVCS INC COM                 COMM   492914106      217     75,208   SH        Sole        75,208
KOHLS CORP COM                          COMM   500255104      863     20,398   SH        Sole        20,398
LEARNING TREE INTL INC COM              COMM   522015106      744     87,791   SH        Sole        87,791
LIONBRIDGE TECHNOLOGIES INC COM         COMM   536252109      176    179,084   SH        Sole       179,084
MAIDENFORM BRANDS INC COM               COMM   560305104    1,051    114,747   SH        Sole       114,747
MANHATTAN ASSOCS INC COM                COMM   562750109    1,097     63,347   SH        Sole        63,347
MANTECH INTL CORP CL A                  COMM   564563104      721     17,200   SH        Sole        17,200
MARVELL TECHNOLOGY GROUP LTD ORD        COMM   G5876H105    1,326    144,800   SH        Sole       144,800
MICROS SYS INC                          COMM   594901100    1,257     67,030   SH        Sole        67,030
MICROSOFT CORP COM                      COMM   594918104      537     29,238   SH        Sole        29,238
MOLINA HEALTHCARE INC COM               COMM   60855R100      962     50,600   SH        Sole        50,600
NASDAQ OMX GROUP INC COM                COMM   631103108      808     41,280   SH        Sole        41,280
NETGEAR INC COM                         COMM   64111Q104      863     71,615   SH        Sole        71,615
NETSCOUT SYS INC COM                    COMM   64115T104      767    107,060   SH        Sole       107,060
NOKIA CORP SPONSORED ADR                COMM   654902204      664     56,890   SH        Sole        56,890
NORDSTROM INC COM                       COMM   655664100      410     24,478   SH        Sole        24,478
OMNICELL INC COM                        COMM   68213N109      849    108,522   SH        Sole       108,522
PACER INTL INC TENN COM                 COMM   69373H106    1,228    350,900   SH        Sole       350,900
PACIFIC SUNWEAR CALIF INC COM           COMM   694873100      275    165,907   SH        Sole       165,907
PC-TEL INC COM                          COMM   69325Q105      268     62,225   SH        Sole        62,225
PEABODY ENERGY CORP COM                 COMM   704549104      501     20,000   SH        Sole        20,000
PHILLIPS VAN HEUSEN CORP COM            COMM   718592108    1,134     50,000   SH        Sole        50,000
PLANTRONICS INC NEW COM                 COMM   727493108    1,041     86,239   SH        Sole        86,239
PRICESMART INC COM                      COMM   741511109      508     28,227   SH        Sole        28,227
PULTE HOMES INC COM                     COMM   745867101      480     43,880   SH        Sole        43,880
RANGE RES CORP COM                      COMM   75281A109      823     20,000   SH        Sole        20,000
SCHWEITZER-MAUDUIT INTL INC COM         COMM   808541106      743     40,260   SH        Sole        40,260
SEAGATE TECHNOLOGY SHS                  COMM   G7945J104      484     80,550   SH        Sole        80,550
SKYWORKS SOLUTIONS INC COM              COMM   83088M102      280     34,700   SH        Sole        34,700
SONIC CORP COM                          COMM   835451105      301     30,000   SH        Sole        30,000
SPSS INC COM                            COMM   78462K102    1,813     63,777   SH        Sole        63,777
SRA INTL INC CL A                       COMM   78464R105      717     48,800   SH        Sole        48,800
SUPERTEX INC COM                        COMM   868532102      880     38,098   SH        Sole        38,098
T-3 ENERGY SRVCS INC COM                COMM   87306E107      458     38,900   SH        Sole        38,900
TARGET CORP COM                         COMM   87612E106      936     27,230   SH        Sole        27,230
TRANSOCEAN LTD REG SHS                  COMM   H8817H100    1,177     20,000   SH        Sole        20,000
TRIMBLE NAVIGATION LTD COM              COMM   896239100      933     61,092   SH        Sole        61,092
URBAN OUTFITTERS INC COM                COMM   917047102      992     60,600   SH        Sole        60,600
VITAL IMAGES INC COM                    COMM   92846N104      394     35,000   SH        Sole        35,000
WATERS CORP COM                         COMM   941848103      850     23,000   SH        Sole        23,000
WATSON WYATT WORLDWIDE INC CL A         COMM   942712100    1,302     26,366   SH        Sole        26,366
WELLS FARGO & CO NEW COM                COMM   949746101      698     49,000   SH        Sole        49,000
WET SEAL INC CL A                       COMM   961840105      529    157,497   SH        Sole       157,497
WILLBROS GROUP INC DEL COM              COMM   969203108      601     62,000   SH        Sole        62,000
WILLIAMS SONOMA INC COM                 COMM   969904101      806     80,000   SH        Sole        80,000
ZEBRA TECHNOLOGIES CORP CL A            COMM   989207105      953     50,103   SH        Sole        50,103